Shareholders' equity: - Weighted average assumptions for stock options granted (Details) - Weighted average	12 Months Ended
	Dec. 31, 2021 Y $ / shares	Dec. 31, 2020 Y $ / shares	Dec. 31, 2020 Y $ / shares
Share-based payments
Weighted average fair value of stock options at grant date | (per share)	$ 3.60	$ 5.68	$ 7.93
Weighted average share price | (per share)	4.60	7.06	9.85
Weighted average exercise price | (per share)	$ 4.60	$ 7.06	$ 9.85
Risk-free interest rate	1.00%	0.55%	0.55%
Expected volatility	111.00%	104.00%	104.00%
Expected life in years	7	7	7
Expected dividend yield